Consolidated Statements of Operations and Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares
Revenue:
Total revenues	$ 2,959,138	$ 4,042,774	$ 6,089,596	$ 7,152,092
Cost of revenue:
Total cost of revenues	(2,187,984)	(2,989,224)	(3,216,975)	(2,946,087)
Gross profit	771,154	1,053,550	2,872,621	4,206,005
Operating expenses:
Selling and marketing expenses	(720,516)	(984,369)	(713,503)	(720,097)
General and administrative expense	(6,183,245)	(8,447,549)	(2,644,245)	(1,401,343)
Depreciation and amortization expenses	(203,448)	(277,951)	(288,766)	(227,302)
Research and development expenses	(22,413)	(30,621)	(576,556)	(49,079)
Total operating expenses	(7,129,622)	(9,740,490)	(4,223,070)	(2,397,821)
Income (Loss) from operations	(6,358,468)	(8,686,940)	(1,350,449)	1,808,184
Other income (expenses):
Other income	194,816	266,158	100,288	201,850
Interest expense	(25,547)	(34,902)	(36,616)	(17,268)
Other expense, net	(16,550)	(22,611)	(20,916)	(4,879)
Total other income (expense), net	152,719	208,645	42,756	179,703
Income (loss) before tax expense	(6,205,749)	(8,478,295)	(1,307,693)	1,987,887
Income tax expense	(123,923)	(169,304)
Net income (loss)	(6,329,672)	(8,647,599)	(1,307,693)	1,987,887
Other comprehensive income (loss):
Foreign currency translation, net of income tax	47,525	64,928	(37,247)	14,282
Total comprehensive income (loss)	$ (6,282,147)	$ (8,582,671)	$ (1,344,940)	$ 2,002,169
Net income (loss) per share attributable to ordinary shareholders
Basic | (per share)	$ (0.30)	$ (0.40)	$ (0.07)	$ 0.1
Diluted | (per share)	$ (0.30)	$ (0.40)	$ (0.07)	$ 0.1
Weighted average number of ordinary shares used in computing net income (loss) per share
Basic	21,402,346	21,402,346	20,000,000	20,000,000
Diluted	21,402,346	21,402,346	20,000,000	20,000,000
Packaged Subscription License Software and Hardware for Solution [Member]
Revenue:
Total revenues	$ 1,116,737	$ 1,525,686	$ 2,129,993	$ 2,401,757
Cost of revenue:
Total cost of revenues	(907,202)	(1,239,419)	(1,279,787)	(1,208,650)
No-Code Platform and Mobile Application [Member]
Revenue:
Total revenues	237,313	324,217	201,632	479,987
Cost of revenue:
Total cost of revenues	(18,262)	(24,950)	(52,918)	(45,552)
Services and License Support [Member]
Revenue:
Total revenues	1,605,088	2,192,871	3,757,971	4,270,348
Cost of revenue:
Total cost of revenues	$ (1,262,520)	$ (1,724,855)	$ (1,884,270)	$ (1,691,885)